Form N-1A Cover	May 29, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Capital Group Equity ETF Trust I
Entity Central Index Key	0002034928
Entity Investment Company Type	N-1A
Document Period End Date	May 29, 2025
Prospectus Date	May 30, 2025